UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Massachusetts Tax-Exempt Fund Investor Shares - VMATX

Vanguard Massachusetts Tax-Exempt Fund

Investor Shares (VMATX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Massachusetts Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,691
Number of Portfolio Holdings	1,051
Portfolio Turnover Rate	7%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	7.6%
1 to 3 Years	2.0%
3 to 5 Years	2.8%
5 to 10 Years	14.1%
10 to 20 Years	34.7%
20 to 30 Years	35.9%
Greater than 30 Years	4.1%
Other Assets and Liabilities—Net	(1.2%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR168

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard Massachusetts Tax-Exempt Fund

Contents
Financial Statements	1

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.1%)
Massachusetts (99.7%)
	Abington MA BAN GO	4.000%	4/22/2027	1,000	1,008
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/2043	150	112
	Andover MA GO	2.000%	9/15/2034	1,075	951
	Andover MA GO	2.000%	9/15/2035	1,085	939
	Andover MA GO	2.000%	9/15/2036	1,085	918
	Andover MA GO	2.000%	9/15/2037	1,090	901
	Andover MA GO	2.000%	9/15/2039	1,110	876
	Andover MA GO	2.000%	9/15/2040	1,115	867
	Andover MA GO	2.000%	9/15/2041	1,025	782
	Andover MA GO	3.000%	12/1/2042	1,400	1,251
	Andover MA GO	3.000%	12/1/2043	1,375	1,211
	Andover MA GO	3.000%	12/1/2044	1,285	1,108
	Arlington MA GO	2.000%	9/15/2040	2,790	2,162
	Arlington MA GO	2.000%	9/15/2041	2,800	2,124
	Ashland MA GO	3.000%	8/1/2047	3,180	2,606
	Ashland MA GO	2.250%	5/15/2051	1,930	1,236
	Ashland MA GO	3.000%	8/1/2052	2,890	2,206
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,281
	Bedford MA GO	3.000%	9/15/2030	1,200	1,201
[1]	Berkley MA GO	5.000%	4/1/2044	570	619
[1]	Berkley MA GO	5.000%	4/1/2045	250	270
[1]	Berkley MA GO	5.000%	4/1/2046	250	267
[1]	Berkley MA GO	5.000%	4/1/2047	500	528
[1]	Berkley MA GO	5.250%	4/1/2055	1,000	1,056
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/2028	1,120	1,146
	Boston MA GO	2.000%	11/1/2036	2,250	1,900
	Boston MA GO	2.000%	11/1/2037	2,205	1,819
[2]	Boston MA GO	5.000%	6/1/2038	3,000	3,473
[2]	Boston MA GO	5.000%	6/1/2040	3,000	3,434
[2]	Boston MA GO	5.000%	6/1/2042	7,000	7,898
[2]	Boston MA GO	5.000%	6/1/2043	10,000	11,202
[2]	Boston MA GO	5.000%	6/1/2044	4,735	5,259
[2]	Boston MA GO	5.000%	6/1/2045	2,350	2,587
[2]	Boston MA GO	5.000%	6/1/2046	2,500	2,725
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	3,000	2,675
	Braintree MA GO	1.750%	10/15/2032	1,755	1,544
	Braintree MA GO	1.750%	10/15/2033	1,600	1,378
	Braintree MA GO	1.750%	10/15/2034	1,600	1,348
	Braintree MA GO	2.000%	10/15/2036	2,160	1,818
	Braintree MA GO	3.000%	6/1/2037	395	368
[1]	Bridgewater-Raynham MA Regional School District GO	2.000%	2/1/2036	1,000	835
	Bristol County MA GO	4.000%	6/1/2051	7,000	6,496
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2042	4,425	4,452
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2043	4,600	4,620
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2046	3,905	3,770
[3]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	500	475
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2048	5,570	5,252
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2051	6,120	5,709
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	3,500	3,247
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2053	6,145	5,699
	Brockton MA GO	4.000%	8/1/2052	830	771
	Brookline MA GO	3.000%	3/15/2035	3,800	3,745
	Brookline MA GO	2.000%	2/15/2039	5,725	4,585
	Brookline MA GO	2.000%	2/15/2040	6,645	5,205
	Brookline MA GO	2.000%	2/15/2041	6,755	5,189
	Burlington MA GO	2.750%	1/15/2041	600	506
	Burlington MA GO	2.750%	1/15/2042	620	509
	Burlington MA GO	2.750%	1/15/2043	635	513
	Burlington MA GO	2.750%	1/15/2044	655	514
	Burlington MA GO	2.750%	1/15/2046	310	241

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington MA GO	2.750%	1/15/2050	2,565	1,861
Canton MA GO	2.500%	3/15/2038	150	129
Central Berkshire MA Regional School District GO	3.000%	6/1/2032	1,125	1,118
Central Berkshire MA Regional School District GO	3.000%	6/1/2038	1,400	1,297
Central Berkshire MA Regional School District GO	3.000%	6/1/2040	720	648
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	305	305
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,385	1,385
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2049	3,250	3,143
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	5,490	5,180
Commonwealth of Massachusetts GO	5.000%	1/1/2033	4,000	4,141
Commonwealth of Massachusetts GO	5.250%	1/1/2033	1,850	1,970
Commonwealth of Massachusetts GO	5.000%	4/1/2033	3,775	3,844
Commonwealth of Massachusetts GO	4.000%	7/1/2033	5,000	5,003
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,495	3,501
Commonwealth of Massachusetts GO	5.000%	1/1/2034	4,000	4,133
Commonwealth of Massachusetts GO	5.000%	1/1/2034	685	786
Commonwealth of Massachusetts GO	5.000%	2/1/2034	1,910	1,937
Commonwealth of Massachusetts GO	2.000%	3/1/2034	3,670	3,260
Commonwealth of Massachusetts GO	2.000%	3/1/2035	400	348
Commonwealth of Massachusetts GO	3.000%	3/1/2035	1,215	1,196
Commonwealth of Massachusetts GO	5.000%	3/1/2035	595	680
Commonwealth of Massachusetts GO	5.000%	4/1/2035	7,000	7,115
Commonwealth of Massachusetts GO	3.000%	5/1/2035	6,540	6,420
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,960	3,330
Commonwealth of Massachusetts GO	3.000%	7/1/2035	230	225
Commonwealth of Massachusetts GO	5.000%	7/1/2035	2,875	3,336
Commonwealth of Massachusetts GO	3.000%	9/1/2035	13,000	12,652
Commonwealth of Massachusetts GO	5.000%	2/1/2036	4,445	4,501
Commonwealth of Massachusetts GO	3.000%	3/1/2036	1,220	1,175
Commonwealth of Massachusetts GO	5.000%	7/1/2036	3,380	3,624
Commonwealth of Massachusetts GO	5.000%	8/1/2036	7,800	8,879
Commonwealth of Massachusetts GO	5.000%	10/1/2036	175	194
Commonwealth of Massachusetts GO	5.000%	11/1/2036	500	566
Commonwealth of Massachusetts GO	5.000%	7/1/2037	1,315	1,405
Commonwealth of Massachusetts GO	5.000%	8/1/2037	8,650	9,769
Commonwealth of Massachusetts GO	5.000%	10/1/2037	910	1,003
Commonwealth of Massachusetts GO	5.000%	11/1/2037	6,150	6,916
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,525	5,070
Commonwealth of Massachusetts GO	5.000%	7/1/2038	540	563
Commonwealth of Massachusetts GO	5.000%	8/1/2038	10,000	11,238
Commonwealth of Massachusetts GO	5.000%	9/1/2038	6,520	6,762
Commonwealth of Massachusetts GO	3.000%	11/1/2038	750	693
Commonwealth of Massachusetts GO	5.000%	11/1/2038	6,850	7,011
Commonwealth of Massachusetts GO	5.000%	11/1/2038	3,735	4,180
Commonwealth of Massachusetts GO	5.000%	12/1/2038	15	15
Commonwealth of Massachusetts GO	3.250%	2/1/2039	125	120
Commonwealth of Massachusetts GO	5.000%	5/1/2039	610	638
Commonwealth of Massachusetts GO	5.000%	5/1/2039	750	828
Commonwealth of Massachusetts GO	3.000%	7/1/2039	8,310	7,603
Commonwealth of Massachusetts GO	5.000%	8/1/2039	4,135	4,571
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,605	3,283
Commonwealth of Massachusetts GO	2.000%	3/1/2040	5,000	3,846
Commonwealth of Massachusetts GO	5.000%	3/1/2040	2,430	2,698
Commonwealth of Massachusetts GO	5.000%	5/1/2040	2,840	2,966
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	212
Commonwealth of Massachusetts GO	5.000%	8/1/2040	16,000	17,611
Commonwealth of Massachusetts GO	3.000%	11/1/2040	7,170	6,402
Commonwealth of Massachusetts GO	5.000%	11/1/2040	2,795	3,098
Commonwealth of Massachusetts GO	5.000%	12/1/2040	305	340
Commonwealth of Massachusetts GO	3.000%	2/1/2041	245	217
Commonwealth of Massachusetts GO	3.000%	4/1/2041	9,200	7,954
Commonwealth of Massachusetts GO	5.000%	5/1/2041	4,500	4,688
Commonwealth of Massachusetts GO	5.000%	7/1/2041	2,895	3,061
Commonwealth of Massachusetts GO	3.000%	11/1/2041	9,200	8,117
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	2,077
Commonwealth of Massachusetts GO	5.000%	1/1/2042	5,550	6,066
Commonwealth of Massachusetts GO	5.000%	4/1/2042	785	794
Commonwealth of Massachusetts GO	5.250%	4/1/2042	3,540	3,600
Commonwealth of Massachusetts GO	5.000%	5/1/2042	10,000	10,390
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,200	3,474

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	6/1/2042	9,715	10,761
	Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,000	4,431
	Commonwealth of Massachusetts GO	3.000%	11/1/2042	2,275	1,967
	Commonwealth of Massachusetts GO	5.000%	11/1/2042	14,605	16,013
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	9,585	10,665
	Commonwealth of Massachusetts GO	2.500%	3/1/2043	990	764
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,035	5,220
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,035	2,219
	Commonwealth of Massachusetts GO	5.000%	6/1/2043	1,980	2,180
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	27,750	28,791
	Commonwealth of Massachusetts GO	5.000%	12/1/2043	9,875	10,827
	Commonwealth of Massachusetts GO	5.000%	12/1/2043	10,575	11,695
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	20,955	21,791
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,000	2,067
	Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,560	2,795
	Commonwealth of Massachusetts GO	5.000%	8/1/2044	3,280	3,585
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	10,290	11,278
	Commonwealth of Massachusetts GO	5.000%	1/1/2045	200	203
	Commonwealth of Massachusetts GO	5.000%	2/1/2045	7,000	7,614
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	985	1,015
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	240	258
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,885	4,206
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,170	2,350
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	4,570	4,759
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	12,155	12,697
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,420	1,543
	Commonwealth of Massachusetts GO	5.000%	1/1/2046	4,490	4,557
	Commonwealth of Massachusetts GO	5.000%	2/1/2046	5,895	6,352
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	1,830	1,964
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	1,515	1,214
	Commonwealth of Massachusetts GO	5.000%	10/1/2046	11,630	12,345
	Commonwealth of Massachusetts GO	5.000%	11/1/2046	3,360	3,544
	Commonwealth of Massachusetts GO	5.000%	12/1/2046	150	161
	Commonwealth of Massachusetts GO	5.000%	2/1/2047	5,895	6,299
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	10,120	8,076
	Commonwealth of Massachusetts GO	5.000%	6/1/2047	11,155	11,877
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	10,270	10,903
	Commonwealth of Massachusetts GO	5.000%	12/1/2047	10,745	11,472
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	2,685	2,101
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	1,195	1,251
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	1,285	1,004
	Commonwealth of Massachusetts GO	5.000%	8/1/2048	3,000	3,178
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	10,000	10,480
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	6,255	4,833
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	6,005	4,637
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,562
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	9,010	6,507
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	3,730	2,252
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	5,000	5,213
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	8,595	8,829
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	6,700	4,092
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	13,550	14,079
	Commonwealth of Massachusetts GO	5.000%	8/1/2052	4,245	4,420
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,085	9,360
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	17,000	17,584
	Commonwealth of Massachusetts GO	5.250%	10/1/2052	4,665	4,891
	Commonwealth of Massachusetts GO	5.000%	11/1/2052	3,000	3,092
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	16,240	16,824
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	5,000	5,164
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	3,220	3,340
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	41,355	42,699
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	5,745	5,935
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	3,490	3,608
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	29,250	30,301
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	27,000	28,031
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.850%	6/1/2026	2,945	2,945
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2033	1,345	1,405
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2037	680	740
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/2039	4,545	4,163
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2039	5	5

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2040	11,235	12,108
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	3,000	3,222
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	500	535
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	1,500	1,535
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	1,040	1,106
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,385	4,768
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2042	2,000	2,033
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/2043	3,930	4,069
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	25,000	25,598
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	29,690	30,757
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	2,800	2,914
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	4,560	4,692
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	20,000	20,644
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	24,700	25,590
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	2,450	2,537
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	25,560	26,511
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2037	500	519
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2041	6,125	6,326
	Dedham MA GO	3.000%	6/1/2035	880	866
	Dedham MA GO	3.000%	6/1/2036	880	846
	Dennis - Yarmouth Regional School District GO	2.125%	10/1/2043	1,105	809
	Dennis - Yarmouth Regional School District GO	2.250%	10/1/2046	3,615	2,484
	East Longmeadow MA GO	4.000%	11/1/2049	9,800	9,268
	East Longmeadow MA GO	4.000%	11/1/2054	15,000	13,829
	Easthampton MA GO	3.000%	6/1/2037	1,190	1,117
	Easthampton MA GO	3.000%	6/1/2038	2,200	2,040
	Easthampton MA GO	3.000%	6/1/2039	70	64
	Easton MA GO	2.000%	10/15/2037	265	217
	Easton MA GO	2.125%	10/15/2038	1,155	936
	Easton MA GO	2.250%	10/15/2040	810	640
	Easton MA GO	2.250%	10/15/2041	615	477
	Easton MA GO	2.500%	10/15/2046	2,390	1,728
	Everett MA GO	2.000%	1/15/2037	295	241
	Fall River MA BAN GO	4.000%	1/29/2027	5,000	5,039
	Fall River MA GO	3.000%	12/1/2036	2,265	2,135
	Fall River MA GO	3.000%	12/1/2037	2,335	2,171
	Fall River MA GO	2.500%	12/1/2039	100	84
	Fall River MA GO	2.000%	12/1/2040	155	114
	Fall River MA GO	2.000%	12/1/2043	105	73
	Foxborough MA GO	3.000%	5/15/2041	1,590	1,423
	Framingham MA GO	3.000%	12/15/2035	900	858
	Framingham MA GO	2.000%	12/15/2039	1,215	936
	Framingham MA GO	2.000%	12/15/2040	1,235	933
	Framingham MA GO	2.000%	12/15/2041	1,245	920
[3]	Gardner MA GO	2.000%	8/1/2039	1,230	955
[3]	Gardner MA GO	2.125%	8/1/2046	1,160	758
	Gardner MA GO	4.125%	1/15/2048	2,930	2,794
	Gloucester MA GO	2.000%	9/15/2040	855	649
	Gloucester MA GO	2.125%	9/15/2042	885	650
	Gloucester MA GO	2.125%	9/15/2043	655	472
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2042	3,370	3,689
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2043	3,000	3,253
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2045	3,935	4,177
	Hingham MA GO	2.000%	2/15/2040	4,000	3,118
	Hudson MA BAN GO	5.250%	6/11/2026	1,000	1,000
	Lawrence MA GO	2.250%	2/1/2038	1,755	1,478
	Lawrence MA GO	4.125%	6/1/2051	2,165	2,050
	Lawrence MA GO	4.125%	6/1/2052	2,175	2,043
	Leominster MA GO	3.000%	3/1/2042	125	107
	Leominster MA GO	3.000%	3/1/2052	4,000	2,939
	Lexington MA GO	3.250%	2/1/2038	1,410	1,367
	Lexington MA GO	3.625%	2/1/2049	450	397
	Lincoln MA GO	3.250%	3/1/2040	1,150	1,091
	Lincoln MA GO	3.500%	3/1/2044	1,100	1,031
	Littleton MA GO	3.250%	6/15/2038	205	197
	Longmeadow MA GO	2.000%	5/15/2033	1,390	1,259
	Lowell MA GO	3.000%	9/1/2036	2,100	1,989

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowell MA GO	3.000%	9/1/2040	1,500	1,338
	Lowell MA GO	4.000%	9/1/2040	2,155	2,201
	Lowell MA GO	3.000%	9/1/2041	1,545	1,359
	Lowell MA GO	4.000%	9/1/2041	2,365	2,387
	Lowell MA GO	2.125%	9/1/2042	1,040	761
	Lowell MA GO	2.125%	9/1/2042	1,715	1,255
	Lowell MA GO	2.125%	9/1/2043	895	639
	Lowell MA GO	4.000%	9/1/2048	5,295	4,925
	Lowell MA GO	4.250%	9/1/2048	705	680
	Lowell MA GO	4.250%	9/1/2053	3,550	3,381
	Ludlow MA GO	3.000%	2/1/2049	250	191
	Lynn MA GO	3.125%	3/1/2044	435	370
	Lynn MA GO	4.000%	9/1/2050	2,230	2,094
	Lynn MA GO	4.000%	9/1/2051	2,170	2,035
	Lynn MA GO	4.000%	9/1/2054	7,495	6,935
	Marblehead MA GO	3.000%	8/1/2039	500	458
	Marlborough MA GO	2.000%	5/15/2033	1,510	1,377
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2034	500	508
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2035	500	508
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2036	500	508
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	1,790	1,629
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	8,000	8,268
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	7,000	6,594
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	3,000	2,739
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	2,480	2,694
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2033	4,500	5,037
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	125	129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,000	3,465
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	10,000	11,475
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	4,785	5,428
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	6,020	6,214
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,470	2,743
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,044
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,805	5,247
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,516
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,355	2,559
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,045	1,147
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,460	2,677
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/2046	240	178
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2047	790	861
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,835	3,024
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	1,640	1,517
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	17,780	18,840
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	6,340	5,828
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	12,915	13,593
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	10,000	10,580
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2055	125	130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	14,540	15,454
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.520%	6/3/2026	12,190	12,190
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2039	240	219
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/2039	4,865	5,128
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2031	3,750	4,146
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2032	2,320	2,605
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2039	3,750	4,255
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2041	4,350	4,926
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	1,725	1,920
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	3,425	3,849
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	3,305	3,657
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	5,000	5,584
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	3,500	3,840
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	10,000	11,067
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	3,325	3,619
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	5,000	5,485
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2048	2,000	2,142
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2049	2,000	2,135
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2056	5,000	5,263
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	7,110	6,790
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2027	815	819
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	2,620	2,621
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2037	4,680	4,700

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2040	1,285	1,283
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/2046	2,500	2,381
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	275	277
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	1,510	1,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	280	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	775	783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,550	1,567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	255	261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	4,540	4,643
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	685	701
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,575	1,606
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,300	1,314
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,220	1,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	4,725	4,851
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	725	758
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2029	890	945
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	339
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	2,120	2,141
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,640	1,685
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	520	551
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	355	353
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,500	1,514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	165	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	1,080	1,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	500	504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	4/1/2031	180	182
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	370	366
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	1,185	1,168
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	305	307
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	1,500	1,535
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	315	341
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	145	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	4,000	4,500
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	965	965
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	125	122
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	6,915	7,851
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	305	312
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	150	153
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,265	1,374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	5,000	5,686
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	1,225	1,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	705
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	5,000	5,741
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2034	1,285	1,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	385	371
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,425	1,428
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	1,000	1,019
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	290	292
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	60	56
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,065	1,083
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2035	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	540	517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,000	8,040
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,000	1,004
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,495	1,498
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	630	641
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	825	839
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	9,375	10,130
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	6,030	6,516
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2036	1,750	1,783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	385	387
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,160	1,160
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	300	286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	5,000	5,829
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	300	292
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	500	508

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	725	725
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	175	178
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2037	3,095	2,654
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	545	525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2038	405	411
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2038	555	572
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2038	110	112
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2038	2,695	2,255
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	7,500	8,441
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	765	728
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/2039	1,585	1,742
[3]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	305	304
[3]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,985	2,973
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	4,940	4,940
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	1,065	1,073
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,650	1,526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	4,855	5,432
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	480	453
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	170	172
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	670	720
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	5,500	5,505
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	535	624
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	15,000	17,645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	2,660	2,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	4,190	3,797
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2041	200	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,640	4,107
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2041	3,275	2,500
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2041	2,065	2,313
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2041	4,125	4,428
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	250	250
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	3,330	3,342
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	245	259
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,110	2,110
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	250	253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	14,410	16,027
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2043	280	294
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2043	6,185	6,339
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,457
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2044	200	209
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2044	4,955	4,845
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	14,015	14,015
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/2044	1,225	1,156
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2045	200	207
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2045	1,285	1,371
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,955	4,332
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	2,000	1,965
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2045	250	263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	4,950	4,775
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	65	56
[2]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	4,000	4,319
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5,245	4,382
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	1,500	1,503
[2]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2046	4,000	4,361
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	1,430	1,364
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	3,860	3,745
[2]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2047	4,000	4,323
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	9,855	9,221
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	13,490	12,504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	8,820	9,220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	22,755	23,943
[2]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2048	4,000	4,293
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2049	2,000	1,864
[2]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2049	4,000	4,279
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	13,745	10,789
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,000	3,278
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,546
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	120	82
[2]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2050	4,000	4,265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	3,975	3,657

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	6,035	5,631
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	2,955	3,083
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2055	13,715	14,269
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	24,620	26,287
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	1,585	1,651
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/2055	10,000	9,963
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,950	1,454
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/2059	11,130	11,860
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2059	6,075	6,608
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	1,500	1,263
[3]	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	10,170	9,053
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	5,320	5,365
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	46,345	51,586
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	3,440	3,875
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	20,795	24,106
[7]	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	30,145	34,853
[4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.000%	6/1/2026	19,050	19,050
[8]	Massachusetts Development Finance Agency College & University Revenue VRDO	2.600%	6/1/2026	15,655	15,655
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,150	1,152
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,585	1,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,200	1,209
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	485	489
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	600	602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,385	3,390
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,390	2,392
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,960	3,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,780	1,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,140	1,168
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,400	1,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	505	517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,065	1,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,370	1,371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,002
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	220	230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,245	1,300
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	775	811
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,740	1,794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	535	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,567
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	255	255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,100	3,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,055	1,074
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	53
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,805	4,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,115	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	105	112
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	560	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,665	2,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	5,395	5,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,450	3,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,470	2,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,350	1,432
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	150	160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	705	705
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,164
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	4,000	4,342
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	665	717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,000	1,079
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	290	299
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	2,870	2,905
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,400	2,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,120	2,122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	770	798

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,641
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,150	1,228
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,030	2,236
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,500	2,502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	759
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	2,510	2,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,010	1,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,200	1,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,505	2,591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,770	14,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	890	891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,210	1,300
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,345	2,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	778
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,635	2,920
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,690	1,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,880	1,937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	730	784
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,065	1,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,270	1,373
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,230	1,385
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	645
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,770	3,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,260	1,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	300	321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	685	696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,361
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,108
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,600	1,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	605	677
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	2,910	3,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,950	11,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,375	5,518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	645	645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	505	538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	12,735	14,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,150	1,249
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,640	1,876
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,630	1,867
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	635	715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,500	1,508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,415	4,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,000	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,810	1,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	415	441
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,640	1,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,335	3,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,835	2,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2036	580	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	5,000	5,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	455	475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,190	6,561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,025
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	350	370
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,000	2,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	610	678
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2037	1,980	1,796
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,000	5,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,650	1,796
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,685	2,986
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,128
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2038	1,995	1,792
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	4,040	4,145
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,515	1,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	275	286
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,350	1,459

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	935	1,048
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	2,045	1,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	2,000	2,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	3,850	4,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	930	1,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	1,000	1,094
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2040	1,780	1,982
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,545	1,670
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	445	433
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	485	472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	1,220	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	18,055	18,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	4,910	4,915
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	890	986
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	1,000	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2041	1,080	1,195
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,766
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	4,080	4,417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	1,000	1,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2042	2,715	2,985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,325	1,345
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,000	1,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,055	5,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,350	5,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,090	2,251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,255	3,558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2043	2,695	2,940
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	4,000	4,319
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	21,305	18,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,250	1,250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	150	147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,355	3,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,965	4,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	6,500	7,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	1,000	1,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2044	2,880	3,112
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,390	1,464
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	3,110	3,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,555	4,891
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	1,500	1,596
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	14,720	11,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,900	2,033
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,170	1,221
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,300	3,498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,720	2,373
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,530	5,883
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/2046	15,865	16,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	2,775	2,913
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	875	759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	7,150	6,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,290	4,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	4,000	4,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	5,345	5,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2048	5,245	5,271
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2049	5,000	5,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	7,435	8,072
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	1,550	1,620
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	1,000	1,027
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	10,000	10,854
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2050	960	1,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	1,450	1,262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2051	16,940	18,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	300	263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	19,230	19,288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/2054	8,445	7,791
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	3/1/2054	8,375	8,788
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	9,535	8,941
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	1,725	1,778

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	30,925	32,816
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	14,775	15,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2055	3,000	3,258
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2056	39,000	41,470
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2057	8,530	8,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	3,070	3,279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	13,060	13,987
[4,8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.850%	6/1/2026	450	450
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.700%	6/1/2026	7,445	7,445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	14,790	14,790
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	15,670	15,670
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	14,690	14,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.150%	6/4/2026	1,150	1,150
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.200%	6/4/2026	5,400	5,400
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2032	500	492
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2033	320	312
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	345	333
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	315	304
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2037	825	769
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	840	764
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/2042	1,461	1,084
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2042	950	848
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2050	4,770	3,877
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2060	3,300	3,145
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	11,500	11,725
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	1,450	1,473
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	5,265	5,346
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2032	500	550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2033	500	555
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2034	500	558
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2035	500	561
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2036	500	558
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2037	1,000	1,108
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2038	500	551
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	1,570	1,657
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,375	3,474
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	11,545	11,873
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	7,150	7,327
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	100	100
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,235	1,238
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2041	3,000	3,002
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	2,000	1,823
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	8,750	7,742
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Project)	5.000%	10/1/2027	680	682
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2026	185	186
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2027	200	204
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2028	220	229
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2029	245	258
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2030	435	465
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	735	793
[3]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2032	1,630	1,361
[3]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2033	3,090	2,479
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	2,215	2,245

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2038	4,080	2,598
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	445	440
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/2042	210	184
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.750%	1/1/2042	7,600	8,905
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	2,160	1,906
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/2051	2,040	1,494
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2029	1,000	1,001
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2031	500	500
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2032	1,695	1,696
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/2054	3,950	3,626
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	2,955	3,424
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.550%	6/1/2026	3,940	3,940
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.570%	6/1/2026	2,300	2,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.750%	6/4/2026	1,000	1,000
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	9,005	9,005
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	15,360	15,360
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	6/3/2026	2,700	2,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.270%	6/3/2026	1,000	1,000
[8]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.180%	6/4/2026	6,850	6,850
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.900%	6/1/2026	25,400	25,400
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	2,915	2,934
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	4,690	4,734
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	21,525	21,853
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	5,325	5,429
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	6,265	6,274
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/2032	940	847
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/2033	250	252
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/2034	550	559
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2034	545	552
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/2035	560	570
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2035	600	627
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2035	1,175	974
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/2035	690	595
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2035	580	590
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2035	620	649
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	125	102
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	1,500	1,205
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/2036	355	299
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/2037	600	608
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2037	625	652
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2037	3,340	3,502
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2038	2,600	2,713
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/2039	3,615	3,040
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/2040	395	311
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2040	500	398
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2041	6,000	4,686
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2042	2,300	2,388
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/2042	4,000	4,222
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2043	1,500	1,531
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2044	1,000	839
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	750	751
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2044	1,315	1,311
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2045	2,600	2,615
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2046	2,050	1,557
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2048	495	496
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2048	1,500	1,524
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/2049	2,190	1,705
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2049	1,000	821
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/2050	1,805	1,868
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/2050	750	513
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/2050	1,750	1,202
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,615	1,596
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	3,585	3,539
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,500	1,812
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	1,505	1,518
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2050	1,000	1,025
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/2051	8,520	8,376
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/2051	1,000	714
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2052	1,540	1,406
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/2052	10,795	11,408

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2053	5,120	5,136
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2054	7,790	5,873
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	5,000	3,993
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	2,000	2,225
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2056	4,540	5,097
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2057	1,840	1,861
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	10,000	7,343
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	8,340	6,124
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2060	3,000	3,027
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/2063	2,350	1,504
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/2064	1,575	1,474
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/2065	2,590	2,625
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/2066	3,355	3,421
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2067	2,400	2,418
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2068	3,000	3,028
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue	5.000%	7/1/2044	510	543
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2051	680	617
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	6,000	6,229
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	1,000	1,167
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	2,000	1,852
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2039	6,595	7,046
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	10,515	10,891
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	32,960	35,147
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,825	2,863
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	7,160	7,329
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2055	3,360	3,489
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	16,840	18,151
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/16/2026	900	909
[3]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2033	1,695	1,900
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2034	675	683
[3]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2039	4,725	5,711
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2041	1,280	944
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2043	1,335	933
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	1,580	1,672
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	3,280	3,451
[8]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.520%	6/3/2026	160	160
[8]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.570%	6/3/2026	3,115	3,115
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.500%	6/4/2026	6,300	6,300
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.500%	6/4/2026	2,000	2,000
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	13,920	14,287
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2037	2,000	2,148
[2]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2039	4,000	4,585
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	2,220	2,332
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	5,000	5,196
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2045	2,170	2,270
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2056	8,000	8,540
	Massachusetts Water Resources Authority Water Revenue VRDO	1.570%	6/3/2026	655	655
[8]	Massachusetts Water Resources Authority Water Revenue VRDO	1.570%	6/3/2026	2,000	2,000
	Massachusetts Water Resources Authority Water Revenue VRDO	1.390%	6/4/2026	10,715	10,715
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	3,455	3,468
	Medford MA GO	2.000%	8/15/2041	250	181
	Middleborough MA GO	2.000%	10/1/2039	1,450	1,131
	Middleborough MA GO	2.000%	10/1/2040	1,450	1,106
	Middleborough MA GO	2.000%	10/1/2041	1,450	1,083
	Middleborough MA GO	2.250%	10/1/2045	5,800	4,102
	Middleborough MA GO	2.350%	10/1/2049	5,050	3,288
	Middleton MA GO	2.000%	12/15/2034	3,015	2,653
	Middleton MA GO	2.000%	12/15/2035	3,015	2,595
	Middleton MA GO	2.000%	12/15/2036	185	156
	Middleton MA GO	2.000%	12/15/2038	1,520	1,220
	Middleton MA GO	2.125%	12/15/2042	2,635	1,975
	Milford MA GO	2.000%	12/1/2034	2,650	2,324
	Milford MA GO	2.000%	12/1/2035	2,750	2,358
	Milford MA GO	2.000%	12/1/2036	1,400	1,172
	Milford MA GO	2.000%	12/1/2039	3,000	2,347
	Milford MA GO	2.000%	12/1/2040	3,000	2,295
	Milford MA GO	2.250%	12/1/2044	6,600	4,796
	Milford MA GO	2.125%	12/1/2048	6,200	3,927
	Milford MA GO	2.500%	12/1/2051	5,335	3,496
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/2043	20	15

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montague MA GO	2.375%	2/1/2038	140	118
	Nashoba MA Regional School District GO	4.000%	6/15/2039	2,380	2,463
	Nashoba MA Regional School District GO	4.000%	6/15/2041	2,575	2,614
	Nashoba MA Regional School District GO	4.000%	6/15/2042	2,675	2,694
	Nashoba MA Regional School District GO	4.000%	6/15/2043	2,780	2,796
	Nashoba MA Regional School District GO	4.000%	6/15/2046	2,580	2,490
	Nashoba MA Regional School District GO	4.000%	6/15/2047	2,500	2,360
	Nashoba MA Regional School District GO	4.125%	6/15/2050	7,740	7,346
	Nashoba MA Regional School District GO	5.000%	11/1/2053	4,010	4,096
	Nashoba MA Regional School District GO	4.125%	6/15/2054	4,755	4,460
	Natick MA GO	2.125%	8/1/2038	100	81
	Nauset Regional MA School District GO	4.000%	5/15/2048	2,500	2,383
	Needham MA GO	2.000%	7/15/2036	200	166
	Needham MA GO	2.000%	7/15/2038	210	166
	Needham MA GO	2.000%	7/15/2040	1,650	1,280
	New Bedford MA GO	2.000%	9/1/2035	475	404
	New Bedford MA GO	3.000%	3/1/2037	235	218
	New Bedford MA GO	2.250%	9/1/2043	825	605
	New Bedford MA GO	3.250%	3/1/2044	885	777
	New Bedford MA GO	4.000%	4/1/2048	4,820	4,545
	New Bedford MA GO	4.000%	4/1/2051	4,535	4,230
	New Bedford MA GO	4.000%	9/1/2052	435	404
	New Bedford MA GO	4.000%	4/1/2053	3,945	3,653
	New Bedford MA GO	4.000%	4/1/2053	120	111
	Northbridge MA GO	3.000%	6/1/2038	1,000	924
	Northbridge MA GO	3.000%	6/1/2039	1,000	911
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2051	200	186
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	1,500	1,116
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	3,000	2,749
	Northern Berkshire Vocational Regional School District BAN GO	4.000%	3/25/2027	4,250	4,283
	Norwood MA GO	3.000%	3/15/2042	595	515
	Norwood MA GO	4.000%	9/15/2047	7,000	6,678
	Orange MA GO	3.000%	6/1/2036	400	375
	Orange MA GO	3.000%	6/1/2051	2,795	2,061
	Peabody MA BAN GO	4.000%	7/10/2026	1,100	1,101
	Peabody MA GO	3.500%	7/1/2037	115	113
	Peabody MA GO	4.000%	7/1/2053	300	276
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	1,000	1,001
	Plymouth MA GO	2.000%	5/1/2034	1,000	888
	Quincy MA BAN GO	5.000%	7/24/2026	7,440	7,462
	Quincy MA BAN GO	5.000%	9/29/2026	35,995	36,255
	Quincy MA GO	5.000%	7/15/2031	245	273
	Quincy MA GO	5.000%	7/15/2032	300	339
	Quincy MA GO	5.000%	7/15/2033	400	457
	Quincy MA GO	3.000%	7/1/2034	200	194
	Quincy MA GO	5.000%	7/15/2034	260	301
	Quincy MA GO	5.000%	7/15/2035	400	466
	Quincy MA GO	5.000%	7/15/2036	700	810
	Quincy MA GO	2.000%	7/1/2037	170	138
	Quincy MA GO	5.000%	7/15/2037	700	805
	Quincy MA GO	5.000%	7/15/2038	1,000	1,144
	Quincy MA GO	2.000%	1/15/2046	3,000	1,945
	Quincy MA GO	2.000%	6/1/2046	5,155	3,353
	Quincy MA GO	5.000%	6/1/2047	5,490	6,162
	Revere MA GO	2.125%	9/1/2041	1,860	1,401
	Revere MA GO	2.250%	9/1/2043	2,000	1,479
	Rockland MA GO	2.200%	8/1/2050	1,840	1,131
	Rowley MA GO	3.500%	7/15/2043	1,625	1,506
	Salem MA GO	3.000%	9/15/2036	605	567
	Salisbury MA GO	2.000%	8/1/2028	400	388
	Saugus MA GO	3.000%	9/15/2036	1,500	1,418
	Somerset MA GO	4.000%	4/1/2048	2,860	2,699
	Somerville MA GO	2.125%	10/15/2039	2,670	2,150
	Somerville MA GO	2.000%	6/1/2040	1,755	1,364
	Somerville MA GO	2.125%	10/15/2040	4,875	3,845
	Somerville MA GO	2.125%	10/15/2041	4,980	3,853
	South Shore MA Regional School District BAN GO	4.250%	6/22/2026	8,010	8,015
	Southbridge MA GO	2.000%	5/15/2032	335	305
	Springfield MA GO	2.000%	9/1/2034	1,290	1,130
[3]	Springfield MA GO	3.500%	3/1/2047	210	179

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Springfield MA Water & Sewer Commission Water Revenue	5.000%	4/15/2033	1,010	1,030
	Stoneham MA GO	2.000%	1/15/2034	4,000	3,586
	Stoneham MA GO	2.000%	1/15/2035	4,080	3,590
	Stoneham MA GO	2.000%	1/15/2036	4,000	3,446
	Stoneham MA GO	2.125%	1/15/2037	4,245	3,625
	Stoneham MA GO	2.500%	1/15/2052	1,960	1,306
	Stoughton MA GO	3.000%	10/15/2037	3,635	3,390
	Swampscott MA GO	3.000%	3/1/2052	2,500	1,874
	Taunton MA GO	4.000%	3/1/2049	2,610	2,471
	Taunton MA GO	4.000%	3/1/2054	1,810	1,670
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2040	3,740	3,811
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2041	4,860	4,916
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	4,300	4,187
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,915	1,812
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2050	2,000	1,861
	Tyngsborough MA GO	3.000%	10/15/2041	1,710	1,544
	Tyngsborough MA GO	3.000%	10/15/2043	1,815	1,585
	Tyngsborough MA GO	4.000%	10/15/2051	4,410	4,116
	Tyngsborough MA GO	4.000%	10/15/2054	6,310	5,818
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	500	535
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,630
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	1,000	1,047
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	540	553
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	435	421
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	11,880	12,152
	Upton MA GO	2.250%	8/15/2046	150	103
	Wakefield MA GO	4.000%	9/15/2054	13,240	12,208
	Walpole MA GO	3.000%	10/15/2038	1,800	1,666
	Waltham MA GO	2.000%	7/15/2036	250	212
	Waltham MA GO	2.125%	10/15/2038	745	615
	Waltham MA GO	3.000%	2/1/2041	130	115
	Waltham MA GO	3.000%	8/15/2042	1,410	1,252
	Waltham MA GO	3.000%	8/15/2043	1,460	1,276
	Waltham MA GO	3.000%	8/15/2044	1,500	1,283
	Waltham MA GO	3.000%	8/15/2045	1,530	1,280
	Watertown MA GO	3.375%	4/15/2042	100	93
	Watertown MA GO	4.000%	6/15/2054	730	691
	West Springfield MA GO	2.000%	5/15/2037	840	684
	West Springfield MA GO	2.000%	5/15/2038	840	669
	West Springfield MA GO	2.000%	5/15/2039	835	649
	West Springfield MA GO	2.000%	5/15/2040	835	630
	West Springfield MA GO	2.000%	5/15/2041	835	617
	West Springfield MA GO	2.125%	5/15/2042	705	515
	West Springfield MA GO	2.125%	5/15/2043	705	504
	West Springfield MA GO	2.250%	5/15/2046	2,115	1,458
	Weymouth MA GO	2.000%	8/15/2036	250	211
	Weymouth MA GO	3.000%	9/15/2037	140	130
	Weymouth MA GO	2.000%	9/15/2040	505	382
	Weymouth MA GO	2.000%	8/15/2041	2,370	1,777
	Weymouth MA GO	2.000%	9/15/2045	2,355	1,582
	Weymouth MA GO	2.250%	9/15/2050	5,000	3,117
	Worcester MA GO	2.000%	2/15/2032	2,025	1,874
	Worcester MA GO	3.000%	2/1/2033	2,155	2,129
	Worcester MA GO	2.000%	2/15/2033	1,620	1,464
	Worcester MA GO	2.000%	2/15/2034	1,715	1,518
[3]	Worcester MA GO	4.000%	2/1/2035	4,325	4,492
	Worcester MA GO	5.000%	2/15/2038	1,340	1,505
	Worcester MA GO	5.000%	2/15/2039	1,640	1,832
	Worcester MA GO	2.250%	2/1/2040	100	80
[3]	Worcester MA GO	2.000%	2/15/2043	300	215
[3]	Worcester MA GO	2.500%	2/1/2044	4,350	3,363
[3]	Worcester MA GO	2.000%	2/15/2044	1,940	1,345
	Worcester MA GO	2.000%	2/1/2048	3,140	1,982
	Worcester MA GO	2.000%	2/1/2049	3,200	1,979
	Worcester MA GO	2.125%	2/1/2050	3,325	2,075
					3,676,847
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	241
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	232

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	283
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					857
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	60	62
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,000	1,016
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,665	2,801
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	5,862	4,272
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,106	4,112
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,448	1,443
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,204	1,189
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	10,351	9,850
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	525
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,450	3,638
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	9,025	8,654
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,125	3,956
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,365	2,268
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	402	364
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,065	1,735
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	885	688
					47,031
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,000	1,101
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	2,000	2,216
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,100	1,219
					4,536
Total Tax-Exempt Municipal Bonds (Cost $3,750,770)					3,729,333
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,477	3,089
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,736	1,220
Total Taxable Municipal Bonds (Cost $3,817)					4,309
Total Investments (101.2%) (Cost $3,754,587)					3,733,642
Other Assets and Liabilities—Net (-1.2%)					(43,030)
Net Assets (100%)					3,690,612
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $111,081, representing 3.0% of net assets.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Securities with a value of $1,038 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	106	21,896	45
5-Year U.S. Treasury Note	September 2026	178	19,084	95
10-Year U.S. Treasury Note	September 2026	68	7,468	26
Ultra 10-Year U.S. Treasury Note	September 2026	78	8,742	36
				202

Short Futures Contracts
Long U.S. Treasury Bond	September 2026	(161)	(18,067)	(110)
Ultra Long U.S. Treasury Bond	September 2026	(97)	(11,097)	(70)
				(180)
				22

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
6/4/2026	MSBNA	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.690%	367	367	—
6/9/2026	MSBNA	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.710%	376	376	—
9/10/2026	JPMC	3,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	24	24	—
						767	767	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
At May 31, 2026, the counterparties had deposited in segregated accounts cash of $710 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,754,587)	3,733,642
Investment in Vanguard	81
Cash	92
Receivables for Investment Securities Sold	23,777
Receivables for Accrued Income	51,614
Receivables for Capital Shares Issued	3,754
Variation Margin Receivable—Futures Contracts	47
Unrealized Appreciation—Over-the-Counter Swap Contracts	767
Other Assets	24
Total Assets	3,813,798
Liabilities
Payables for Investment Securities Purchased	112,265
Payables for Capital Shares Redeemed	8,394
Payables for Distributions	2,383
Payables to Vanguard	144
Total Liabilities	123,186
Net Assets	3,690,612
At May 31, 2026, net assets consisted of:

Paid-in Capital	3,820,468
Total Distributable Earnings (Loss)	(129,856)
Net Assets	3,690,612

Net Assets
Applicable to 363,552,082 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,690,612
Net Asset Value Per Share	$10.15

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	67,341
Total Income	67,341
Expenses
The Vanguard Group—Note C
Investment Advisory Services	231
Management and Administrative	1,179
Marketing and Distribution	146
Custodian Fees	2
Shareholders’ Reports	17
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,581
Expenses Paid Indirectly	(2)
Net Expenses	1,579
Net Investment Income	65,762
Realized Net Gain (Loss)
Investment Securities Sold	(413)
Futures Contracts	(1,703)
Swap Contracts	833
Realized Net Gain (Loss)	(1,283)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,694)
Futures Contracts	(26)
Swap Contracts	(931)
Change in Unrealized Appreciation (Depreciation)	(5,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,828

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	65,762	111,481
Realized Net Gain (Loss)	(1,283)	(32,523)
Change in Unrealized Appreciation (Depreciation)	(5,651)	4,278
Net Increase (Decrease) in Net Assets Resulting from Operations	58,828	83,236
Distributions
Total Distributions	(63,929)	(107,784)
Capital Share Transactions
Issued	623,109	1,072,035
Issued in Lieu of Cash Distributions	50,364	84,701
Redeemed	(327,805)	(700,668)
Net Increase (Decrease) from Capital Share Transactions	345,668	456,068
Total Increase (Decrease)	340,567	431,520
Net Assets
Beginning of Period	3,350,045	2,918,525
End of Period	3,690,612	3,350,045

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.16	$10.29	$10.00	$9.94	$11.41	$11.47
Investment Operations
Net Investment Income[1]	.190	.373	.354	.316	.263	.259
Net Realized and Unrealized Gain (Loss) on Investments	(.016)	(.142)	.280	.056	(1.427)	.026
Total from Investment Operations	.174	.231	.634	.372	(1.164)	.285
Distributions
Dividends from Net Investment Income	(.184)	(.361)	(.344)	(.312)	(.261)	(.259)
Distributions from Realized Capital Gains	—	—	—	—	(.045)	(.086)
Total Distributions	(.184)	(.361)	(.344)	(.312)	(.306)	(.345)
Net Asset Value, End of Period	$10.15	$10.16	$10.29	$10.00	$9.94	$11.41
Total Return[2]	1.73%	2.37%	6.43%	3.82%	-10.28%	2.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,691	$3,350	$2,919	$2,517	$2,309	$2,776
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.10%[3]	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.75%	3.48%	3.19%	2.54%	2.27%
Portfolio Turnover Rate	7%	44%	92%	77%	80%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.10%, 0.13%, 0.13% and 0.13, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Massachusetts Tax-Exempt Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $81,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Massachusetts Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,729,333	—	3,729,333
Taxable Municipal Bonds	—	4,309	—	4,309
Total	—	3,733,642	—	3,733,642
Derivative Financial Instruments
Assets
Futures Contracts[1]	202	—	—	202
Swap Contracts	—	767	—	767
Total	202	767	—	969
Liabilities
Futures Contracts[1]	(180)	—	—	(180)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,755,400
Gross Unrealized Appreciation	51,824
Gross Unrealized Depreciation	(72,793)
Net Unrealized Appreciation (Depreciation)	(20,969)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $116,771,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $745,484,000 of investment securities and sold $232,955,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $12,185,000 and sales were $20,350,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	Shares (000)	Shares (000)
Issued	61,353	108,228
Issued in Lieu of Cash Distributions	4,960	8,501
Redeemed	(32,337)	(70,816)
Net Increase (Decrease) in Shares Outstanding	33,976	45,913
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Massachusetts Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2026, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1682 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.